UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23239

AMERICAN BEACON INSTITUTIONAL FUNDS TRUST

(Exact name of registrant as specified in charter)

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Address of principal executive offices)-(Zip code)

JEFFREY K. RINGDAHL, PRESIDENT

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: October 31, 2022

Date of reporting period: April 30, 2022

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

American Beacon®

INSTITUTIONAL FUNDS TRUST

2022 SEMI-ANNUAL REPORT

April 30, 2022

DIVERSIFIED FUND

Div 0422

About American Beacon Advisors

Since 1986, American Beacon Advisors, Inc. has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions, and, therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Institutional Funds Trust	April 30, 2022

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

On April 14, 1938, while addressing the country’s economic challenges in his 12th fireside chat to the American public, President Franklin Delano Roosevelt said, “… to reach a port, we must sail – sail, not tie at anchor – sail, not drift.”

President Roosevelt’s expression still rings true today. That is to say, to successfully reach our destination – whether a geographical one or a financial goal – we should thoughtfully and purposefully plan our journey. Such a journey requires diligence, patience and time, and there are no guarantees that we will reach port safely by the course we initially charted. Instead, we must diligently monitor our charts and compass, making adjustments along the way to help us reach our destination. These periodic recalibrations can be especially important as we seek to preserve and grow our investment portfolios during periods of economic uncertainty – particularly as we consider the potential impacts from unexpected events, such as Russia’s war with Ukraine, supply chain disruptions associated with the COVID-19 pandemic, and rising inflation.

We encourage you to work with financial professionals who can help develop your personal savings plan, conduct annual plan reviews, and guide adjustments to your portfolio to help manage your evolving financial needs and goals. By investing in different investment styles and asset classes, you may be able to help mitigate financial risks across your portfolio. By allocating your portfolio according to your individual risk tolerance, you may be better positioned to withstand short-term volatility. And with careful and continual planning, you will be better positioned to achieve enduring financial success.

Since 1986, American Beacon has endeavored to provide investors with a disciplined approach to realizing long-term financial goals. As a manager of managers, we strive to provide investment products that may enable investors to participate during market upswings while potentially insulating against market downswings. The investment teams behind our mutual funds seek to produce consistent, long-term results rather than focus only on short-term movements in the markets. In managing our investment products, we emphasize identifying opportunities that offer the potential for long-term financial rewards.

Thank you for entrusting your financial success with American Beacon. For additional information about our investment products or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Jeffrey K. Ringdahl

President

American Beacon Institutional Funds Trust

American Beacon Diversified FundSM

Performance Overview

April 30, 2022 (Unaudited)

Security selections within the Information Technology and Health Care sectors detracted from the Fund’s performance, while security selections in the Energy sector contributed value.

Total Returns for the Period ended April 30, 2022

	Ticker	6 Months*	1 Year	3 Years	5 Years	Since Inception (03/24/2017)
AAL Class (2)	ZABDFX	(9.36)%	(5.59)%	7.16%	6.81%	7.05%

S&P 500 Index (1)		(9.65)%	0.21%	13.85%	13.66%	13.75%

*	Not Annualized.

1.

The S&P 500 Index is an unmanaged index of common stocks publicly traded in the U.S. One cannot directly invest in an index. The “S&P 500 Index” is a product of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and has been licensed for use by the Fund. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

2.

Performance shown is historical and is not indicative of future returns. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

From a sector allocation perspective, overweight allocations to the Information Technology and Consumer Discretionary sectors detracted from the Fund’s performance. Conversely, an overweight allocation to the Energy sector contributed to performance during the period.

Top Ten Holdings (% Net Assets)
U.S. Treasury Notes, 1.875%, Due 2/15/2032		4.3
U.S. Treasury Floating Rate Notes, 0.655%, Due 1/31/2023, (3 mo. Treasury money market yield + 0.049%)		3.1
U.S. Treasury Bonds, 1.875%, Due 11/15/2051		2.1
U.S. Treasury Floating Rate Notes, 0.635%, Due 7/31/2023, (3 mo. Treasury money market yield + 0.029%)		1.6
U.S. Treasury Notes, 1.250%, Due 8/31/2024		1.1
U.S. Treasury Floating Rate Notes, 0.641%, Due 10/31/2023, (3 mo. Treasury money market yield + 0.035%)		1.0
Microsoft Corp.		1.0
Anthem, Inc.		1.0
U.S. Treasury Bonds, 2.000%, Due 8/15/2051		1.0
Wells Fargo & Co.		0.9

Total Fund Holdings	548

Sector Allocation (% Equities)
Financials		17.2
Health Care		14.9
Information Technology		14.1
Industrials		13.2
Consumer Discretionary		9.8
Energy		8.1
Materials		6.6
Consumer Staples		5.6
Communication Services		4.8
Utilities		3.3
Real Estate		2.4

American Beacon Diversified FundSM

Performance Overview

April 30, 2022 (Unaudited)

Sector Allocation (% Fixed Income)
U.S. Treasury Obligations	53.2
Financial	14.1
U.S. Agency Mortgage-Backed Obligations	13.5
Asset-Backed Obligations	3.6
Industrial	2.6
Utilities	2.6
Energy	2.5
Consumer, Non-Cyclical	2.4
Communications	1.9
Consumer, Cyclical	1.5
Technology	0.8
Basic Materials	0.4
Collateralized Mortgage Obligations	0.4
Commercial Mortgage-Backed Obligations	0.4
Foreign Sovereign Obligations	0.1

Country Allocation (% Investments)
United States	74.9
Canada	3.2
United Kingdom	3.2
France	2.3
Japan	2.3
Switzerland	2.2
China/Hong Kong	2.0
Netherlands	1.3
Australia	1.1
Germany	0.9
Sweden	0.8
Denmark	0.7
Taiwan	0.6
Republic of Korea	0.5
Ireland	0.5
India	0.5
Italy	0.5
Mexico	0.4
Indonesia	0.4
Spain	0.4
Portugal	0.2
Brazil	0.2
Singapore	0.2
Norway	0.2
Finland	0.2
South Africa	0.2
Belgium	0.1

American Beacon Diversified FundSM

Expense Examples

April 30, 2022 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2021 through April 30, 2022.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed 5% per year rate of return before expenses (not the Funds’ actual return). You may compare the ongoing costs of investing in the Funds with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Funds, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

American Beacon Diversified FundSM

Expense Examples

April 30, 2022 (Unaudited)

American Beacon Diversified Fund

	Beginning Account Value 11/1/2021	Ending Account Value 4/30/2022	Expenses Paid During Period 11/1/2021-4/30/2022*
AAL
Actual	$1,000.00	$906.40	$1.98
Hypothetical**	$1,000.00	$1,022.81	$2.01

*

Expenses are equal to the Fund's annualized net expense ratios for the six-month period of 0.40% for the AAL Class, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 62.43%

Communication Services - 3.00%

Diversified Telecommunication Services - 0.18%
Telkom Indonesia Persero Tbk PT, ADRA	28,927	$920,457

Entertainment - 0.47%
Electronic Arts, Inc.	9,059	1,069,415
Warner Bros Discovery, Inc.B	77,200	1,401,180

		2,470,595

Interactive Media & Services - 0.81%
Alphabet, Inc., Class AB	870	1,985,505
Autohome, Inc., ADR	17,213	500,382
Tencent Holdings Ltd.C	20,400	956,870
Twitter, Inc.B	15,900	779,418

		4,222,175

Media - 1.18%
Altice USA, Inc., Class AB	52,739	489,418
Cogeco Communications, Inc.	18,141	1,489,803
Comcast Corp., Class A	62,647	2,490,845
News Corp., Class A	45,200	897,672
Omnicom Group, Inc.	4,600	350,198
Paramount Global, Class B	14,200	413,504

		6,131,440

Wireless Telecommunication Services - 0.36%
T-Mobile U.S., Inc.B	7,675	945,099
Vodafone Group PLC, ADR	61,000	926,590

		1,871,689

Total Communication Services		15,616,356

Consumer Discretionary - 6.09%

Auto Components - 0.85%
Adient PLCB	6,800	232,152
Aptiv PLCB	5,300	563,920
Cie Generale des Etablissements Michelin SCA, ADR	58,800	1,452,360
Continental AGB C	8,658	602,821
Goodyear Tire & Rubber Co.B	16,200	215,784
Magna International, Inc.	22,900	1,380,183

		4,447,220

Automobiles - 0.77%
Ferrari NVC	9,007	1,899,856
General Motors Co.B	53,600	2,031,976
Harley-Davidson, Inc.	1,800	65,610

		3,997,442

Hotels, Restaurants & Leisure - 1.10%
Aramark	33,292	1,206,835
Booking Holdings, Inc.B	260	574,681
Compass Group PLCC	33,218	699,690
Evolution ABC D	15,353	1,578,724
Las Vegas Sands Corp.B	47,191	1,671,977

		5,731,907

Household Durables - 0.69%
Lennar Corp., Class A	22,500	1,721,025
Lennar Corp., Class B	666	43,423

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 62.43% (continued)

Consumer Discretionary - 6.09% (continued)

Household Durables - 0.69% (continued)
Sony Group Corp., ADR	21,100	$1,815,655

		3,580,103

Internet & Direct Marketing Retail - 0.22%
Alibaba Group Holding Ltd.B C	94,600	1,156,182

Leisure Products - 0.41%
Bandai Namco Holdings, Inc.C	15,100	1,027,606
BRP, Inc.	6,682	541,311
Yamaha Corp.C	14,500	556,579

		2,125,496

Multiline Retail - 0.44%
Dollar General Corp.	9,699	2,303,804

Specialty Retail - 0.30%
Advance Auto Parts, Inc.	7,953	1,587,657

Textiles, Apparel & Luxury Goods - 1.31%
Asics Corp.C	34,300	534,457
Li Ning Co. Ltd.C	128,000	1,000,927
Lululemon Athletica, Inc.B	5,405	1,916,775
LVMH Moet Hennessy Louis Vuitton SEC	3,032	1,940,164
Ralph Lauren Corp.	5,038	525,665
Shenzhou International Group Holdings Ltd.C	65,700	903,226

		6,821,214

Total Consumer Discretionary		31,751,025

Consumer Staples - 3.49%

Beverages - 1.85%
Arca Continental SAB de CV	152,900	971,580
Carlsberg AS, Class BC	6,515	824,638
Coca-Cola Co.	30,000	1,938,300
Coca-Cola Europacific Partners PLC	60,705	3,032,215
Constellation Brands, Inc., Class A	6,200	1,525,758
Pernod Ricard SAC	6,520	1,343,347

		9,635,838

Food & Staples Retailing - 0.24%
Kobe Bussan Co. Ltd.A C	22,600	550,373
Tesco PLCC	201,980	686,159

		1,236,532

Food Products - 0.61%
Nestle SAC	13,589	1,754,414
Tyson Foods, Inc., Class A	15,500	1,443,980

		3,198,394

Household Products - 0.38%
Procter & Gamble Co.	12,300	1,974,765

Personal Products - 0.41%
Unilever PLCC	19,418	901,928
Unilever PLC, ADR	26,800	1,239,768

		2,141,696

Total Consumer Staples		18,187,225

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 62.43% (continued)

Energy - 5.07%

Energy Equipment & Services - 0.53%
Baker Hughes Co.	10,800	$335,016
Halliburton Co.	26,200	933,244
NOV, Inc.	58,100	1,053,353
Schlumberger NV	11,400	444,714

		2,766,327

Oil, Gas & Consumable Fuels - 4.54%
APA Corp.	45,200	1,850,036
BP PLCC	261,181	1,275,241
Cenovus Energy, Inc.	25,100	463,848
Coterra Energy, Inc.	74,700	2,150,613
Equinor ASAC	25,311	862,542
Galp Energia SGPS SAC	92,224	1,125,302
Hess Corp.	34,064	3,510,976
Marathon Oil Corp.	96,200	2,397,304
Murphy Oil Corp.	15,400	586,432
Phillips 66	40,080	3,477,341
Pioneer Natural Resources Co.	7,530	1,750,499
Reliance Industries Ltd., GDRC D	21,020	1,499,151
Shell PLC, ADR	24,500	1,309,035
Suncor Energy, Inc.	38,262	1,375,425

		23,633,745

Total Energy		26,400,072

Financials - 10.72%

Banks - 4.80%
Banco Bradesco SA, ADRA	120,400	433,440
Bank Mandiri Persero Tbk PTC	1,982,300	1,221,428
Bankinter SAC	130,090	768,166
Barclays PLCC	375,741	686,561
Citigroup, Inc.	68,900	3,321,669
Citizens Financial Group, Inc.	18,300	721,020
Commerce Bancshares, Inc.	15,750	1,076,828
Cullen / Frost Bankers, Inc.	11,200	1,481,648
DBS Group Holdings Ltd.C	37,640	911,685
First Citizens BancShares, Inc., Class A	1,182	755,747
Grupo Financiero Banorte SAB de CV, Class O	88,000	580,011
ICICI Bank Ltd., ADR	51,990	989,890
KB Financial Group, Inc.C	13,507	624,213
M&T Bank Corp.	11,907	1,984,183
Mitsubishi UFJ Financial Group, Inc., ADR	150,600	873,480
Nordea Bank AbpC	78,039	777,286
PNC Financial Services Group, Inc.	10,300	1,710,830
U.S. Bancorp	26,999	1,311,071
Wells Fargo & Co.	109,843	4,792,450

		25,021,606

Capital Markets - 2.10%
3i Group PLCC	51,739	844,242
Ameriprise Financial, Inc.	7,100	1,884,979
Bank of New York Mellon Corp.	34,200	1,438,452
Blackstone, Inc.	16,650	1,691,141
Credit Suisse Group AG, ADRA	83,900	562,130
Goldman Sachs Group, Inc.	5,160	1,576,328
Northern Trust Corp.	16,138	1,663,021
State Street Corp.	18,700	1,252,339

		10,912,632

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 62.43% (continued)

Financials - 10.72% (continued)

Consumer Finance - 0.65%
American Express Co.	7,346	$1,283,420
Capital One Financial Corp.	16,800	2,093,616

		3,377,036

Diversified Financial Services - 0.06%
Equitable Holdings, Inc.	11,700	337,311

Insurance - 3.11%
AIA Group Ltd.C	195,005	1,905,182
Allstate Corp.	11,146	1,410,415
American International Group, Inc.	76,105	4,452,904
Aon PLC, Class A	10,474	3,016,407
Cincinnati Financial Corp.	15,500	1,901,230
Hartford Financial Services Group, Inc.	15,400	1,076,922
Prudential PLCC	32,253	400,920
Travelers Cos., Inc.	4,200	718,452
Willis Towers Watson PLC	6,106	1,311,935

		16,194,367

Total Financials		55,842,952

Health Care - 9.29%

Biotechnology - 0.75%
Amgen, Inc.	7,700	1,795,563
CSL Ltd.C	11,237	2,126,705

		3,922,268

Health Care Equipment & Supplies - 2.38%
Alcon, Inc.	21,100	1,502,531
Alcon, Inc.C	23,493	1,666,823
Medtronic PLC	35,041	3,656,879
Olympus Corp.C	45,600	807,682
Osstem Implant Co. Ltd.	9,366	838,913
ResMed, Inc.	10,290	2,057,691
STERIS PLC	6,322	1,416,444
Zimmer Biomet Holdings, Inc.	3,800	458,850

		12,405,813

Health Care Providers & Services - 2.41%
Anthem, Inc.	10,199	5,119,184
Centene Corp.B	12,200	982,710
CVS Health Corp.	22,499	2,162,829
HCA Healthcare, Inc.	3,500	750,925
Humana, Inc.	1,600	711,296
UnitedHealth Group, Inc.	5,532	2,813,299

		12,540,243

Life Sciences Tools & Services - 1.31%
Danaher Corp.	8,456	2,123,555
ICON PLCB	6,651	1,504,523
Lonza Group AGC	2,575	1,511,772
Mettler-Toledo International, Inc.B	1,301	1,662,067

		6,801,917

Pharmaceuticals - 2.44%
Bayer AGC	13,160	867,411
Bristol-Myers Squibb Co.	4,800	361,296

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 62.43% (continued)

Health Care - 9.29% (continued)

Pharmaceuticals - 2.44% (continued)
Elanco Animal Health, Inc.B	42,600	$1,078,206
GlaxoSmithKline PLC, ADR	20,600	932,768
Merck & Co., Inc.	25,235	2,238,092
Merck KGaAC	6,368	1,180,917
Novo Nordisk AS, Class BC	17,770	2,032,390
Perrigo Co. PLC	41,373	1,419,094
SanofiA C	18,941	1,993,560
Sanofi, ADR	11,400	595,650

		12,699,384

Total Health Care		48,369,625

Industrials - 8.24%

Aerospace & Defense - 0.85%
CAE, Inc.B	35,864	852,875
General Dynamics Corp.	6,900	1,632,057
MTU Aero Engines AGC	2,977	602,062
Raytheon Technologies Corp.	8,400	797,244
Thales SAC	4,349	557,110

		4,441,348

Air Freight & Logistics - 0.49%
DSV ASC	4,840	790,601
FedEx Corp.	8,800	1,748,912

		2,539,513

Airlines - 0.12%
Ryanair Holdings PLC, ADRB	7,585	662,322

Construction & Engineering - 0.39%
AECOM	25,851	1,824,047
Fluor Corp.B	8,100	200,475

		2,024,522

Electrical Equipment - 0.88%
ABB Ltd.C	40,404	1,210,312
Emerson Electric Co.	6,821	615,118
Schneider Electric SEC	7,850	1,118,029
Vertiv Holdings Co.	131,741	1,650,715

		4,594,174

Industrial Conglomerates - 1.10%
General Electric Co.	44,450	3,313,748
Hitachi Ltd.A C	13,700	637,959
Honeywell International, Inc.	9,200	1,780,292

		5,731,999

Machinery - 2.44%
Atlas Copco AB, Class AA C	17,818	806,902
CNH Industrial NV	71,900	1,020,261
Cummins, Inc.	4,500	851,355
Deere & Co.	3,774	1,424,874
Iveco Group NVA B C	16,560	96,491
Makita Corp.A C	28,900	858,639
Oshkosh Corp.	11,700	1,081,548
PACCAR, Inc.	8,200	681,010
Parker-Hannifin Corp.	7,100	1,922,822

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 62.43% (continued)

Industrials - 8.24% (continued)

Machinery - 2.44% (continued)
Sandvik ABA C	50,693	$953,177
Stanley Black & Decker, Inc.	13,598	1,633,800
Xylem, Inc.	17,100	1,376,550

		12,707,429

Professional Services - 0.69%
Experian PLCC	54,874	1,902,016
RELX PLCC	56,537	1,688,502

		3,590,518

Road & Rail - 0.81%
Canadian Pacific Railway Ltd.	36,128	2,645,292
JB Hunt Transport Services, Inc.	9,138	1,561,227

		4,206,519

Trading Companies & Distributors - 0.47%
Ferguson PLCC	19,356	2,441,053

Total Industrials		42,939,397

Information Technology - 8.83%

Communications Equipment - 0.47%
F5, Inc.B	9,900	1,657,359
Telefonaktiebolaget LM Ericsson, ADR	101,900	811,124

		2,468,483

Electronic Equipment, Instruments & Components - 0.59%
Corning, Inc.	26,000	914,940
Keyence Corp.C	3,500	1,412,097
TE Connectivity Ltd.	5,900	736,202

		3,063,239

IT Services - 2.04%
Accenture PLC, Class A	5,604	1,683,218
Adyen NVB C D	581	971,698
Amadeus IT Group SAB C	20,590	1,283,853
Capgemini SEC	2,898	589,531
Cognizant Technology Solutions Corp., Class A	22,251	1,800,106
EPAM Systems, Inc.B	2,916	772,711
Fidelity National Information Services, Inc.	18,780	1,862,037
Fiserv, Inc.B	3,800	372,096
PayPal Holdings, Inc.B	7,000	615,510
Shopify, Inc., Class AB	1,561	666,266

		10,617,026

Semiconductors & Semiconductor Equipment - 3.20%
ASM International NVC	3,550	1,060,093
ASML Holding NV	3,359	1,893,704
Broadcom, Inc.	3,000	1,663,170
Disco Corp.C	4,500	1,109,133
Infineon Technologies AGC	18,075	522,916
Lasertec Corp.A C	8,500	1,148,655
Microchip Technology, Inc.	27,500	1,793,000
Micron Technology, Inc.	8,100	552,339
QUALCOMM, Inc.	20,896	2,918,962
SK Hynix, Inc.C	12,752	1,110,989
Taiwan Semiconductor Manufacturing Co. Ltd.C	103,000	1,878,720

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 62.43% (continued)

Information Technology - 8.83% (continued)

Semiconductors & Semiconductor Equipment - 3.20% (continued)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	10,800	$1,003,644

		16,655,325

Software - 2.53%
Adobe, Inc.B	5,500	2,177,725
ANSYS, Inc.B	7,000	1,929,830
Atlassian Corp. PLC, Class AB	3,834	861,999
Microsoft Corp.	19,100	5,300,632
Oracle Corp.	39,568	2,904,291

		13,174,477

Total Information Technology		45,978,550

Materials - 4.15%

Chemicals - 3.47%
Air Liquide SAC	11,451	1,976,935
Air Products & Chemicals, Inc.	8,964	2,098,203
Akzo Nobel NVC	12,878	1,111,112
Axalta Coating Systems Ltd.B	40,084	1,016,931
Corteva, Inc.	66,017	3,808,521
DuPont de Nemours, Inc.	19,187	1,264,999
Ecolab, Inc.	8,600	1,456,324
International Flavors & Fragrances, Inc.	15,696	1,903,925
RPM International, Inc.	17,700	1,467,330
Sika AGC	6,408	1,948,535

		18,052,815

Construction Materials - 0.37%
Martin Marietta Materials, Inc.	5,400	1,912,788

Containers & Packaging - 0.05%
International Paper Co.	6,100	282,308

Metals & Mining - 0.26%
Anglo American PLCC	16,206	719,150
ArcelorMittal SAC	22,117	645,627

		1,364,777

Total Materials		21,612,688

Real Estate - 1.49%

Equity Real Estate Investment Trusts (REITs) - 1.20%
Crown Castle International Corp.	10,800	2,000,268
Equity LifeStyle Properties, Inc.	11,200	865,536
Sun Communities, Inc.	4,800	842,736
VICI Properties, Inc.	85,070	2,535,948

		6,244,488

Real Estate Management & Development - 0.29%
ESR Cayman Ltd.B C D	502,000	1,522,626

Total Real Estate		7,767,114

Utilities - 2.06%

Electric Utilities - 1.11%
Enel SpAC	62,414	403,386
Pinnacle West Capital Corp.	22,526	1,603,851
PPL Corp.	63,400	1,794,854

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 62.43% (continued)

Utilities - 2.06% (continued)

Electric Utilities - 1.11% (continued)
Xcel Energy, Inc.	27,050	$1,981,683

		5,783,774

Gas Utilities - 0.45%
Atmos Energy Corp.	16,150	1,831,410
ENN Energy Holdings Ltd.C	39,200	521,144

		2,352,554

Independent Power & Renewable Electricity Producers - 0.18%
China Longyuan Power Group Corp. Ltd., Class HC	484,000	938,874

Multi-Utilities - 0.22%
Engie SAA C	95,497	1,121,786

Water Utilities - 0.10%
Cia de Saneamento Basico do Estado de Sao Paulo	60,700	546,723

Total Utilities		10,743,711

Total Common Stocks (Cost $274,509,944)		325,208,715

	Principal Amount

CORPORATE OBLIGATIONS 7.10%

Basic Materials - 0.05%

Chemicals - 0.03%
EI du Pont de Nemours & Co., 1.700%, Due 7/15/2025	$180,000	169,935

Forest Products & Paper - 0.02%
International Paper Co., 6.000%, Due 11/15/2041	100,000	110,937

Total Basic Materials		280,872

Communications - 0.57%

Internet - 0.06%
Amazon.com, Inc., 3.875%, Due 8/22/2037	335,000	326,692

Media - 0.21%
Charter Communications Operating LLC / Charter Communications Operating Capital,
2.800%, Due 4/1/2031	185,000	153,865
3.500%, Due 3/1/2042	190,000	138,802
3.700%, Due 4/1/2051	180,000	127,352
Comcast Corp.,
3.150%, Due 3/1/2026	136,000	133,678
3.400%, Due 4/1/2030	195,000	186,024
1.950%, Due 1/15/2031	185,000	156,610
2.887%, Due 11/1/2051D	231,000	171,193

		1,067,524

Telecommunications - 0.30%
AT&T, Inc.,
2.250%, Due 2/1/2032	180,000	150,011
5.350%, Due 9/1/2040	160,000	169,108
T-Mobile USA, Inc., 3.875%, Due 4/15/2030	890,000	843,816
Verizon Communications, Inc.,
4.500%, Due 8/10/2033	105,000	105,116
3.400%, Due 3/22/2041	355,000	299,121

		1,567,172

Total Communications		2,961,388

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS 7.10% (continued)

Consumer, Cyclical - 0.50%

Airlines - 0.02%
American Airlines Pass-Through Trust, 3.150%, Due 8/15/2033, Series AA	$111,447	$100,433

Auto Manufacturers - 0.34%
American Honda Finance Corp., 2.000%, Due 3/24/2028	190,000	171,801
General Motors Financial Co., Inc., 1.404%, Due 11/17/2023, (SOFR + 1.200%)E	1,255,000	1,256,466
Toyota Motor Credit Corp., 2.500%, Due 3/22/2024	355,000	351,275

		1,779,542

Home Furnishings - 0.02%
Whirlpool Corp., 4.600%, Due 5/15/2050	145,000	134,174

Retail - 0.12%
AutoNation, Inc., 3.850%, Due 3/1/2032	280,000	252,903
O'Reilly Automotive, Inc., 4.350%, Due 6/1/2028	200,000	201,670
Tractor Supply Co., 1.750%, Due 11/1/2030	185,000	150,154

		604,727

Total Consumer, Cyclical		2,618,876

Consumer, Non-Cyclical - 0.61%

Agriculture - 0.02%
Cargill, Inc., 1.375%, Due 7/23/2023D	120,000	117,800

Biotechnology - 0.07%
Amgen, Inc., 4.400%, Due 5/1/2045	185,000	172,437
Bio-Rad Laboratories, Inc., 3.700%, Due 3/15/2032	220,000	203,819

		376,256

Commercial Services - 0.10%
Moody's Corp., 2.550%, Due 8/18/2060	180,000	113,995
Quanta Services, Inc.,
2.900%, Due 10/1/2030	275,000	240,224
3.050%, Due 10/1/2041	190,000	142,991

		497,210

Food - 0.02%
Mondelez International, Inc., 1.500%, Due 2/4/2031	145,000	117,508

Health Care - Services - 0.20%
Children's Health System of Texas, 2.511%, Due 8/15/2050	150,000	105,214
Community Health Network, Inc., 3.099%, Due 5/1/2050	240,000	186,908
Health Care Service Corp., 3.200%, Due 6/1/2050D	105,000	83,257
Kaiser Foundation Hospitals, 3.002%, Due 6/1/2051, Series 2021	130,000	101,151
Sutter Health, 2.294%, Due 8/15/2030	170,000	146,230
UnitedHealth Group, Inc., 3.875%, Due 12/15/2028	440,000	441,262

		1,064,022

Pharmaceuticals - 0.20%
AbbVie, Inc.,
4.450%, Due 5/14/2046	130,000	122,711
4.250%, Due 11/21/2049	255,000	234,288
Bristol-Myers Squibb Co., 3.400%, Due 7/26/2029	76,000	73,677
Cigna Corp., 4.125%, Due 11/15/2025	135,000	136,392
CVS Health Corp.,
4.300%, Due 3/25/2028	107,000	107,487
5.050%, Due 3/25/2048	115,000	116,641
Viatris, Inc., 3.850%, Due 6/22/2040	120,000	93,625

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS 7.10% (continued)

Consumer, Non-Cyclical - 0.61% (continued)

Pharmaceuticals - 0.20% (continued)
Zoetis, Inc., 3.000%, Due 9/12/2027	$150,000	$144,250

		1,029,071

Total Consumer, Non-Cyclical		3,201,867

Energy - 0.71%

Oil & Gas - 0.25%
Chevron USA, Inc., 2.343%, Due 8/12/2050	180,000	128,255
ConocoPhillips Co., 2.125%, Due 3/8/2024	360,000	354,150
Diamondback Energy, Inc.,
3.125%, Due 3/24/2031	385,000	343,226
4.250%, Due 3/15/2052	220,000	193,168
Marathon Petroleum Corp., 5.125%, Due 12/15/2026	105,000	109,689
Pioneer Natural Resources Co.,
1.900%, Due 8/15/2030	125,000	103,641
2.150%, Due 1/15/2031	90,000	75,998

		1,308,127

Pipelines - 0.46%
Cheniere Corpus Christi Holdings LLC, 2.742%, Due 12/31/2039	175,000	142,659
Gray Oak Pipeline LLC, 2.000%, Due 9/15/2023D	190,000	185,975
MPLX LP,
1.750%, Due 3/1/2026	260,000	237,633
4.125%, Due 3/1/2027	145,000	143,787
ONEOK, Inc., 4.550%, Due 7/15/2028	175,000	174,314
Phillips 66 Partners LP, 3.750%, Due 3/1/2028	210,000	204,185
Sabine Pass Liquefaction LLC,
4.200%, Due 3/15/2028	540,000	530,135
4.500%, Due 5/15/2030	130,000	129,123
Sempra Infrastructure Partners LP, 3.250%, Due 1/15/2032D	205,000	177,523
Williams Cos., Inc.,
2.600%, Due 3/15/2031	325,000	281,461
5.400%, Due 3/4/2044	170,000	170,393

		2,377,188

Total Energy		3,685,315

Financial - 2.69%

Banks - 1.21%
Bank of America Corp.,
2.592%, Due 4/29/2031, (SOFR + 2.150%)E	180,000	155,586
2.299%, Due 7/21/2032, (SOFR + 1.220%)E	465,000	384,476
3.846%, Due 3/8/2037, (5 Yr. CMT + 2.000%)E	195,000	173,725
2.676%, Due 6/19/2041, (SOFR + 1.930%)E	205,000	153,706
5.000%, Due 1/21/2044	185,000	189,191
Citigroup, Inc.,
1.281%, Due 11/3/2025, (SOFR + 0.528%)E	105,000	98,235
4.412%, Due 3/31/2031, (SOFR + 3.914%)E	695,000	679,522
Goldman Sachs Group, Inc.,
1.431%, Due 3/9/2027, (SOFR + 0.798%)E	430,000	384,142
1.542%, Due 9/10/2027, (SOFR + 0.818%)E	290,000	256,456
2.615%, Due 4/22/2032, (SOFR + 1.281%)E	180,000	152,433
JPMorgan Chase & Co.,
2.301%, Due 10/15/2025, (SOFR + 1.160%)E	485,000	465,276
3.782%, Due 2/1/2028, (3 mo. USD LIBOR + 1.337%)E	265,000	257,363
2.963%, Due 1/25/2033, (SOFR + 1.260%)E	270,000	237,842
3.882%, Due 7/24/2038, (3 mo. USD LIBOR + 1.360%)E	230,000	211,747

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS 7.10% (continued)

Financial - 2.69% (continued)

Banks - 1.21% (continued)
Morgan Stanley,
0.864%, Due 10/21/2025, (SOFR + 0.745%)E	$295,000	$273,652
3.591%, Due 7/22/2028, (3 mo. USD LIBOR + 1.340%)E	295,000	282,834
1.794%, Due 2/13/2032, (SOFR + 1.034%)E	340,000	272,923
2.943%, Due 1/21/2033, (SOFR + 1.290%)E	180,000	157,110
PNC Financial Services Group, Inc.,
3.500%, Due 1/23/2024	265,000	266,712
3.400%, Due 9/15/2026, Series T, (5 Yr. CMT + 2.595%)E F	215,000	184,900
State Street Corp.,
2.354%, Due 11/1/2025, (SOFR + 0.940%)E	260,000	252,493
2.200%, Due 3/3/2031	165,000	140,291
Truist Financial Corp., 1.267%, Due 3/2/2027, (SOFR + 0.609%)E	160,000	145,497
Wells Fargo & Co.,
2.572%, Due 2/11/2031, (SOFR + 1.262%)E	420,000	368,134
5.375%, Due 11/2/2043	180,000	188,211

		6,332,457

Diversified Financial Services - 0.67%
American Express Co., 4.200%, Due 11/6/2025	275,000	281,631
Blue Owl Finance LLC, 3.125%, Due 6/10/2031D	630,000	505,539
Capital One Financial Corp., 0.945%, Due 12/6/2024, (SOFR + 0.690%)E	1,720,000	1,713,928
CBOE Global Markets, Inc., 3.650%, Due 1/12/2027	170,000	169,279
Charles Schwab Corp.,
0.750%, Due 3/18/2024	150,000	143,679
3.250%, Due 5/22/2029	180,000	171,751
CME Group, Inc., 2.650%, Due 3/15/2032	365,000	325,067
Visa, Inc., 3.150%, Due 12/14/2025	160,000	158,980

		3,469,854

Insurance - 0.42%
Athene Global Funding, 0.914%, Due 5/24/2024, (SOFR + 0.700%)D E	1,530,000	1,512,251
Berkshire Hathaway Finance Corp., 3.850%, Due 3/15/2052	165,000	147,327
CNA Financial Corp., 4.500%, Due 3/1/2026	225,000	229,906
Fidelity National Financial, Inc., 3.200%, Due 9/17/2051	180,000	126,872
Progressive Corp., 2.500%, Due 3/15/2027	180,000	170,724

		2,187,080

Investment Companies - 0.13%
Golub Capital BDC, Inc., 2.500%, Due 8/24/2026	745,000	664,477

REITS - 0.26%
Alexandria Real Estate Equities, Inc., 1.875%, Due 2/1/2033	180,000	141,601
American Tower Corp., 2.300%, Due 9/15/2031	250,000	203,513
Camden Property Trust, 3.150%, Due 7/1/2029	140,000	132,499
Crown Castle International Corp.,
3.800%, Due 2/15/2028	190,000	183,104
2.900%, Due 4/1/2041	160,000	119,581
Digital Realty Trust LP, 3.700%, Due 8/15/2027	190,000	184,141
Prologis LP, 1.250%, Due 10/15/2030	135,000	109,244
Public Storage, 2.250%, Due 11/9/2031	335,000	289,661

		1,363,344

Total Financial		14,017,212

Industrial - 0.83%

Aerospace/Defense - 0.34%
Boeing Co.,
2.750%, Due 2/1/2026	210,000	198,456
5.705%, Due 5/1/2040	235,000	235,286

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS 7.10% (continued)

Industrial - 0.83% (continued)

Aerospace/Defense - 0.34% (continued)
Boeing Co., (continued)
5.805%, Due 5/1/2050	$565,000	$568,275
3.950%, Due 8/1/2059	330,000	246,045
5.930%, Due 5/1/2060	325,000	322,778
Northrop Grumman Corp., 3.850%, Due 4/15/2045	250,000	224,003

		1,794,843

Building Materials - 0.07%
Martin Marietta Materials, Inc., 0.650%, Due 7/15/2023	155,000	151,100
Vulcan Materials Co., 3.500%, Due 6/1/2030	230,000	218,449

		369,549

Environmental Control - 0.03%
Waste Connections, Inc., 2.200%, Due 1/15/2032	180,000	152,407

Machinery - Construction & Mining - 0.23%
Caterpillar Financial Services Corp., 0.354%, Due 11/17/2022, (SOFR + 0.150%)E	1,180,000	1,178,896

Miscellaneous Manufacturing - 0.03%
Carlisle Cos., Inc., 2.200%, Due 3/1/2032	180,000	146,870

Packaging & Containers - 0.07%
Amcor Flexibles North America, Inc., 2.690%, Due 5/25/2031	180,000	156,511
Berry Global, Inc., 1.650%, Due 1/15/2027	210,000	186,382

		342,893

Transportation - 0.06%
FedEx Corp., 3.250%, Due 5/15/2041	185,000	148,402
Union Pacific Corp., 4.100%, Due 9/15/2067	200,000	179,540

		327,942

Total Industrial		4,313,400

Technology - 0.28%

Computers - 0.11%
Dell International LLC / EMC Corp.,
5.300%, Due 10/1/2029	445,000	454,647
3.450%, Due 12/15/2051D	195,000	137,956

		592,603

Semiconductors - 0.08%
Entegris Escrow Corp., 4.750%, Due 4/15/2029D	190,000	183,114
Lam Research Corp.,
3.750%, Due 3/15/2026	95,000	95,693
1.900%, Due 6/15/2030	180,000	153,976

		432,783

Software - 0.09%
Oracle Corp., 4.300%, Due 7/8/2034	283,000	255,903
VMware, Inc., 2.200%, Due 8/15/2031	235,000	191,473

		447,376

Total Technology		1,472,762

Utilities - 0.86%

Electric - 0.76%
American Electric Power Co., Inc., 2.031%, Due 3/15/2024	320,000	310,679

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS 7.10% (continued)

Utilities - 0.86% (continued)

Electric - 0.76% (continued)
Appalachian Power Co., 4.500%, Due 3/1/2049	$70,000	$66,301
Consumers Energy Co., 2.500%, Due 5/1/2060	155,000	105,014
Dominion Energy, Inc., 3.375%, Due 4/1/2030, Series C	180,000	166,426
DTE Energy Co., 1.050%, Due 6/1/2025	350,000	322,258
Duke Energy Corp., 2.650%, Due 9/1/2026	225,000	213,142
Duke Energy Progress LLC, 4.150%, Due 12/1/2044	255,000	238,568
Duke Energy Progress NC Storm Funding LLC, 2.387%, Due 7/1/2039, Series A 2	715,000	671,943
Entergy Arkansas LLC, 3.350%, Due 6/15/2052	185,000	153,392
Entergy Corp., 2.800%, Due 6/15/2030	115,000	101,147
Entergy Louisiana LLC, 4.000%, Due 3/15/2033	137,000	135,316
Exelon Corp., 4.050%, Due 4/15/2030	180,000	175,944
Florida Power & Light Co., 3.950%, Due 3/1/2048	120,000	113,768
Kentucky Utilities Co., 3.300%, Due 6/1/2050	185,000	150,179
National Rural Utilities Cooperative Finance Corp., 1.000%, Due 10/18/2024, Series D	180,000	169,886
Northern States Power Co., 2.600%, Due 6/1/2051	185,000	138,414
Ohio Power Co., 2.600%, Due 4/1/2030	190,000	171,743
Oklahoma Gas & Electric Co., 0.553%, Due 5/26/2023	240,000	234,773
Sempra Energy, 3.300%, Due 4/1/2025	335,000	330,511

		3,969,404

Gas - 0.10%
National Fuel Gas Co., 3.950%, Due 9/15/2027	225,000	215,947
NiSource, Inc., 3.950%, Due 3/30/2048	175,000	149,041
Southern California Gas Co., 2.550%, Due 2/1/2030	135,000	119,833

		484,821

Total Utilities		4,454,225

Total Corporate Obligations (Cost $41,048,409)		37,005,917

FOREIGN CORPORATE OBLIGATIONS 2.56%

Basic Materials - 0.08%

Mining - 0.08%
Glencore Funding LLC, 2.625%, Due 9/23/2031D	160,000	133,753
Teck Resources Ltd., 6.000%, Due 8/15/2040	255,000	272,159

		405,912

Total Basic Materials		405,912

Communications - 0.08%

Telecommunications - 0.08%
Bell Canada, Inc., 4.464%, Due 4/1/2048	85,000	81,378
TELUS Corp., 3.400%, Due 5/13/2032	380,000	348,621

		429,999

Total Communications		429,999

Consumer, Non-Cyclical - 0.18%

Agriculture - 0.08%
BAT Capital Corp., 2.259%, Due 3/25/2028	290,000	247,915
Reynolds American, Inc., 5.700%, Due 8/15/2035	185,000	182,780

		430,695

Beverages - 0.10%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, Due 2/1/2046	100,000	98,790
Anheuser-Busch InBev Worldwide, Inc., 5.550%, Due 1/23/2049	125,000	133,969

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Principal Amount	Fair Value

FOREIGN CORPORATE OBLIGATIONS 2.56% (continued)

Consumer, Non-Cyclical - 0.18% (continued)

Beverages - 0.10% (continued)
Coca-Cola Femsa SAB de CV,
2.750%, Due 1/22/2030	$200,000	$180,400
1.850%, Due 9/1/2032	150,000	119,640

		532,799

Total Consumer, Non-Cyclical		963,494

Energy - 0.14%

Oil & Gas - 0.06%
Petroleos Mexicanos, 7.690%, Due 1/23/2050	215,000	168,453
TotalEnergies Capital International SA, 3.127%, Due 5/29/2050	185,000	146,972

		315,425

Pipelines - 0.08%
Enbridge, Inc., 2.500%, Due 2/14/2025	215,000	208,331
TransCanada PipeLines Ltd., 1.000%, Due 10/12/2024	215,000	201,873

		410,204

Total Energy		725,629

Financial - 2.04%

Banks - 1.97%
Bank of Montreal,
0.931%, Due 3/10/2023, (SOFR + 0.680%)E	1,610,000	1,611,529
3.300%, Due 2/5/2024	350,000	350,176
Bank of Nova Scotia, 0.818%, Due 9/15/2023, (SOFR + 0.550%)E	1,795,000	1,791,543
Barclays PLC, 2.894%, Due 11/24/2032, (1 Yr. CMT + 1.300%)E	295,000	246,725
Canadian Imperial Bank of Commerce, 1.072%, Due 3/17/2023, (SOFR + 0.800%)E	1,335,000	1,337,260
Commonwealth Bank of Australia, 0.682%, Due 7/7/2025, (SOFR + 0.400%)D E	1,960,000	1,942,721
Deutsche Bank AG,
0.962%, Due 11/8/2023, Series E	150,000	144,586
2.311%, Due 11/16/2027, (SOFR + 1.219%)E	200,000	177,007
2.552%, Due 1/7/2028, (SOFR + 1.318%)E	210,000	186,913
Mitsubishi UFJ Financial Group, Inc., 2.193%, Due 2/25/2025	180,000	172,684
National Australia Bank Ltd., 0.661%, Due 1/12/2025, (SOFR + 0.380%)D E	1,440,000	1,434,078
Royal Bank of Canada, 2.250%, Due 11/1/2024	350,000	339,671
Toronto-Dominion Bank, 3.250%, Due 3/11/2024	525,000	525,842

		10,260,735

Financial Services - 0.07%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.000%, Due 10/29/2028	425,000	369,828

Total Financial		10,630,563

Industrial - 0.04%

Transportation - 0.04%
Canadian Pacific Railway Co., 3.100%, Due 12/2/2051	255,000	198,138

Total Foreign Corporate Obligations (Cost $13,984,679)		13,353,735

FOREIGN SOVEREIGN OBLIGATIONS 0.04%
Mexico Government International Bonds, 4.600%, Due 1/23/2046	160,000	136,160
Panama Government International Bonds, 3.160%, Due 1/23/2030	95,000	86,243

Total Foreign Sovereign Obligations (Cost $267,295)		222,403

ASSET-BACKED OBLIGATIONS 1.20%
AmeriCredit Automobile Receivables Trust,
0.370%, Due 8/18/2025, 2021 1 A3	215,000	212,242
0.340%, Due 12/18/2026, 2021 2 A3	200,000	194,292

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Principal Amount	Fair Value

ASSET-BACKED OBLIGATIONS 1.20% (continued)
Capital One Multi-Asset Execution Trust, 0.550%, Due 7/15/2026, 2021 A1 A1	$325,000	$307,416
CNH Equipment Trust,
1.160%, Due 6/16/2025, 2020 A A3	129,382	128,200
0.400%, Due 12/15/2025, 2021 A A3	240,000	231,349
Ford Credit Auto Lease Trust, 3.230%, Due 5/15/2025, 2022 2 A3	420,000	420,475
Ford Credit Auto Owner Trust, 1.530%, Due 5/15/2034, 2021 2 AD	300,000	273,489
GM Financial Automobile Leasing Trust, 1.900%, Due 3/20/2025, 2022 1 A3	290,000	284,379
GM Financial Consumer Automobile Receivables Trust,
1.840%, Due 9/16/2024, 2020 1 A3	109,758	109,672
1.490%, Due 12/16/2024, 2020 2 A3	56,287	56,080
GM Financial Revolving Receivables Trust, 1.170%, Due 6/12/2034, 2021 1 AD	245,000	220,433
Honda Auto Receivables Owner Trust, 1.880%, Due 5/15/2026, 2022 1 A3	325,000	316,070
John Deere Owner Trust, 2.320%, Due 9/16/2026, 2022 A A3	250,000	244,447
Mercedes-Benz Auto Lease Trust, 0.400%, Due 11/15/2024, 2021 B A3	435,000	422,323
New Economy Assets Phase 1 Sponsor LLC, 1.910%, Due 10/20/2061, 2021 1 A1D	345,000	309,848
PSNH Funding LLC, 3.094%, Due 2/1/2026, 2018 1 A1	75,256	75,396
Taco Bell Funding LLC, 2.294%, Due 8/25/2051, 2021 1A A2IID	279,300	245,162
Toyota Auto Loan Extended Note Trust, 1.350%, Due 5/25/2033, 2020 1A AD	285,000	266,647
Toyota Auto Receivables Owner Trust,
1.360%, Due 8/15/2024, 2020 B A3	188,865	188,085
1.230%, Due 6/15/2026, 2022 A A3	260,000	250,945
Verizon Master Trust, 0.500%, Due 5/20/2027, 2021 1 A	580,000	548,974
Verizon Owner Trust, 1.850%, Due 7/22/2024, 2020 A A1A	401,295	401,274
Volkswagen Auto Loan Enhanced Trust, 1.020%, Due 6/22/2026, 2021 1 A3	295,000	283,487
Wendy's Funding LLC, 2.370%, Due 6/15/2051, 2021 1A A2ID	277,900	245,178

Total Asset-Backed Obligations (Cost $6,521,802)		6,235,863

COLLATERALIZED MORTGAGE OBLIGATIONS 0.13%
Angel Oak Mortgage Trust,
3.628%, Due 3/25/2049, 2019 2 A1D G	42,417	42,368
2.620%, Due 11/25/2059, 2019 6 A1D G	154,534	154,236
Residential Mortgage Loan Trust, 2.633%, Due 9/25/2059, 2019 3 A1D G	218,298	214,112
Towd Point Mortgage Trust, 3.875%, Due 5/25/2058, 2018 3 A2D G	275,000	268,214

Total Collateralized Mortgage Obligations (Cost $675,477)		678,930

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS 0.13%
BX Commercial Mortgage Trust, 1.254%, Due 9/15/2036, 2021 VOLT A, (1 mo. USD LIBOR + 0.700%)D E	385,000	376,840
Cold Storage Trust, 1.454%, Due 11/15/2037, 2020 ICE5 A, (1 mo. USD LIBOR + 0.900%)D E	265,407	262,323
JPMBB Commercial Mortgage Securities Trust, 3.157%, Due 7/15/2045, 2013 C12 ASB	9,167	9,161

Total Commercial Mortgage-Backed Obligations (Cost $659,793)		648,324

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS 4.54%
Federal Home Loan Mortgage Corp.,
3.500%, Due 9/1/2028	86,006	86,598
3.000%, Due 11/1/2032	102,859	102,035
2.500%, Due 6/1/2035	200,928	192,845
2.000%, Due 3/1/2036	642,805	603,491
2.000%, Due 10/1/2040	304,278	274,130
2.000%, Due 1/1/2041	553,963	499,072
2.500%, Due 9/1/2041	551,806	512,322
2.500%, Due 11/1/2041	317,196	294,498
3.500%, Due 5/1/2042	445,000	437,118
3.000%, Due 4/1/2047	355,080	340,833
3.500%, Due 1/1/2048	203,206	200,003
4.000%, Due 4/1/2048	166,655	167,895
3.000%, Due 8/1/2048	255,716	243,877

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Principal Amount	Fair Value

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS 4.54% (continued)
Federal Home Loan Mortgage Corp., (continued)
3.000%, Due 11/1/2049	$420,874	$400,490
2.500%, Due 7/1/2050	330,788	303,060
Federal National Mortgage Association,
3.500%, Due 1/1/2028G	30,293	30,470
4.500%, Due 4/1/2034	76,578	78,793
3.000%, Due 10/1/2034	188,151	186,213
2.000%, Due 11/1/2035G	483,593	454,044
2.000%, Due 12/1/2035G	210,207	197,349
2.000%, Due 1/1/2036G	326,318	306,359
2.500%, Due 4/1/2036	364,197	350,134
2.000%, Due 5/1/2036	111,587	104,761
2.000%, Due 6/1/2036	250,077	234,767
3.500%, Due 6/1/2037	111,319	111,820
5.500%, Due 6/1/2038	14,139	15,008
5.000%, Due 5/1/2040	74,611	79,464
5.000%, Due 6/1/2040	54,320	57,792
2.000%, Due 5/1/2041	602,333	541,754
2.500%, Due 11/1/2041	361,995	336,092
5.000%, Due 3/1/2042G	35,332	37,455
3.500%, Due 7/1/2043	74,104	73,216
4.000%, Due 11/1/2044G	51,722	52,507
4.000%, Due 7/1/2045	357,245	360,541
3.500%, Due 8/1/2045	39,911	39,456
3.500%, Due 5/1/2046	93,347	91,832
3.000%, Due 6/1/2046	262,696	252,350
4.000%, Due 7/1/2046	104,667	105,803
3.000%, Due 10/1/2046	195,779	187,637
3.000%, Due 11/1/2046	274,243	263,122
3.500%, Due 11/1/2046	363,717	359,612
3.000%, Due 12/1/2046G	171,625	164,833
3.500%, Due 3/1/2047	39,443	38,869
4.500%, Due 7/1/2047	25,893	26,606
4.500%, Due 8/1/2047	78,399	80,605
3.500%, Due 9/1/2047	91,815	89,995
4.000%, Due 3/1/2048	148,449	148,631
4.500%, Due 7/1/2048G	90,669	93,336
4.500%, Due 7/1/2048	58,548	59,898
4.500%, Due 3/1/2049	163,323	166,655
4.500%, Due 10/1/2049	166,361	169,791
4.000%, Due 11/1/2049	330,324	331,479
2.500%, Due 6/1/2050	296,455	271,445
2.500%, Due 8/1/2050	458,111	419,650
2.500%, Due 8/1/2050G	338,864	310,075
3.000%, Due 8/1/2050	267,741	253,889
2.500%, Due 9/1/2050	303,789	278,267
2.500%, Due 10/1/2050G	127,330	116,641
3.000%, Due 10/1/2050G	523,716	496,825
3.000%, Due 11/1/2050G	800,054	758,455
2.500%, Due 2/1/2051G	964,048	882,987
2.000%, Due 3/1/2051G	1,549,551	1,373,329
2.000%, Due 4/1/2051G	632,799	561,317
3.000%, Due 5/1/2051G	392,731	372,356
3.000%, Due 6/1/2051	169,941	160,800
3.500%, Due 6/1/2051G	488,064	475,064
3.000%, Due 11/1/2051G	520,752	493,368
Government National Mortgage Association,
5.000%, Due 10/15/2039	54,106	57,522
3.500%, Due 9/15/2041	123,673	124,177
3.500%, Due 8/20/2047	43,098	42,625

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Principal Amount	Fair Value

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS 4.54% (continued)
Government National Mortgage Association, (continued)
3.500%, Due 10/20/2047	$51,064	$50,503
4.000%, Due 12/20/2047	97,031	98,528
4.000%, Due 1/20/2048	90,674	92,071
5.000%, Due 1/20/2050	147,899	153,672
4.500%, Due 2/20/2050	97,128	99,360
5.000%, Due 2/20/2050	52,751	54,963
2.500%, Due 6/20/2051	583,474	543,823
3.000%, Due 6/20/2051	865,396	829,491
2.500%, Due 7/20/2051	745,873	695,115
3.000%, Due 8/20/2051	454,149	439,560
2.500%, Due 11/20/2051	341,299	318,032
3.000%, Due 12/20/2051	908,301	869,003
3.500%, Due 1/20/2052	341,524	335,267
4.000%, Due 3/20/2052	658,213	661,559

Total U.S. Agency Mortgage-Backed Obligations (Cost $25,803,628)		23,627,055

U.S. TREASURY OBLIGATIONS 4.06%
U.S. Treasury Bonds,
2.250%, Due 5/15/2041	1,635,000	1,420,470
1.750%, Due 8/15/2041	255,000	202,605
1.375%, Due 8/15/2050	4,650,000	3,216,129
U.S. Treasury Notes,
1.250%, Due 7/31/2023	1,365,000	1,346,498
1.250%, Due 8/31/2024	5,670,000	5,472,436
1.125%, Due 2/28/2025	4,715,000	4,494,169
1.500%, Due 1/31/2027	3,150,000	2,951,402
1.500%, Due 2/15/2030	2,265,000	2,045,578

Total U.S. Treasury Obligations (Cost $23,359,801)		21,149,287

	Shares

SHORT-TERM INVESTMENTS 17.31%

Investment Companies - 3.51%
American Beacon U.S. Government Money Market Select Fund, 0.15%H I	18,269,222	18,269,222

	Principal Amount

U.S. Treasury Obligations - 13.80%
U.S. Treasury Bonds,
2.000%, Due 8/15/2051	$6,190,000	5,025,506
1.875%, Due 11/15/2051	14,020,000	11,045,131
U.S. Treasury Notes,
0.661%, Due 10/31/2022, (3 mo. Treasury money market yield + 0.055%)E	3,170,000	3,173,068
0.655%, Due 1/31/2023, (3 mo. Treasury money market yield + 0.049%)E	16,380,000	16,398,128
0.635%, Due 7/31/2023, (3 mo. Treasury money market yield + 0.029%)E	8,305,000	8,318,146
0.641%, Due 10/31/2023, (3 mo. Treasury money market yield + 0.035%)E	5,300,000	5,310,458
1.875%, Due 2/15/2032	24,720,000	22,603,350

Total U.S. Treasury Obligations		71,873,787

Total Short-Term Investments (Cost $93,361,553)		90,143,009

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Shares	Fair Value

SECURITIES LENDING COLLATERAL - 0.57% (Cost $2,987,412)

Investment Companies - 0.57%
American Beacon U.S. Government Money Market Select Fund, 0.15%H I	2,987,412	$2,987,412

TOTAL INVESTMENTS - 100.07% (Cost $483,179,793)		521,260,650
LIABILITIES, NET OF OTHER ASSETS - (0.07%)		(361,953)

TOTAL NET ASSETS - 100.00%		$520,898,697

Percentages are stated as a percent of net assets.

A All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at April 30, 2022 (Note 9).

B Non-income producing security.

C Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $79,666,853 or 15.29% of net assets.

D Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $15,036,209 or 2.89% of net assets. The Fund has no right to demand registration of these securities.

E Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on April 30, 2022.

F Perpetual maturity. The date shown, if any, is the next call date.

G Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.

H The Fund is affiliated by having the same investment advisor.

I 7-day yield.

ADR - American Depositary Receipt.

BDC - Business Development Company.

CMT - Constant Maturity Treasury.

DAC - Designated Activity Company.

GDR - Global Depositary Receipt.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REIT - Real Estate Investment Trust.

SOFR - Secured Overnight Financing Rate.

USD - United States Dollar.

Long Futures Contracts Open on April 30, 2022:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME e-Mini Standard & Poor's 500 Index Futures	31	June 2022	$6,676,093	$6,397,625	$(278,468)
ICE U.S. mini MSCI EAFE Index Futures	30	June 2022	3,089,737	2,994,900	(94,837)
ICE U.S. MSCI Emerging Markets EM Index Futures	27	June 2022	1,463,920	1,427,490	(36,430)

			$11,229,750	$10,820,015	$(409,735)

Index Abbreviations:
MSCI	Morgan Stanley Capital International.
MSCI EAFE	Morgan Stanley Capital International - Europe, Australasia, and Far East.

Exchange Abbreviations:
CME	Chicago Mercantile Exchange.
ICE	Intercontinental Exchange.

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

The Fund's investments are summarized by level based on the inputs used to determine their values. As of April 30, 2022, the investments were classified as described below:

Diversified Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$245,541,862	$79,666,853	$-	$325,208,715
Corporate Obligations	-	37,005,917	-	37,005,917
Foreign Corporate Obligations	-	13,353,735	-	13,353,735
Foreign Sovereign Obligations	-	222,403	-	222,403
Asset-Backed Obligations	-	6,235,863	-	6,235,863
Collateralized Mortgage Obligations	-	678,930	-	678,930
Commercial Mortgage-Backed Obligations	-	648,324	-	648,324
U.S. Agency Mortgage-Backed Obligations	-	23,627,055	-	23,627,055
U.S. Treasury Obligations	-	21,149,287	-	21,149,287
Short-Term Investments	18,269,222	71,873,787	-	90,143,009
Securities Lending Collateral	2,987,412		-	2,987,412

Total Investments in Securities - Assets	$266,798,496	$254,462,154	$-	$521,260,650

Financial Derivative Instruments - Liabilities
Futures Contracts	$(409,735)	$-	$-	$(409,735)

Total Financial Derivative Instruments - Liabilities	$(409,735)	$-	$-	$(409,735)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended April 30, 2022, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Diversified FundSM

Statement of Assets and Liabilities

April 30, 2022 (Unaudited)

Assets:
Investments in unaffiliated securities, at fair value†§	$500,004,016
Investments in affiliated securities, at fair value‡	21,256,634
Foreign currency, at fair value^	48,688
Cash collateral held at broker for futures contracts	294,000
Dividends and interest receivable	2,652,390
Deposits with broker for futures contracts	195,706
Receivable for investments sold	1,594,160
Receivable for tax reclaims	222,348
Prepaid expenses	11,401

Total assets	526,279,343

Liabilities:
Payable for investments purchased	1,183,834
Cash due to custodian	197,017
Management and sub-advisory fees payable (Note 2)	471,076
Transfer agent fees payable (Note 2)	2,689
Payable upon return of securities loaned (Note 9)§	2,987,412
Custody and fund accounting fees payable	60,217
Professional fees payable	60,960
Payable for prospectus and shareholder reports	6,691
Payable for variation margin from open futures contracts (Note 5)	409,554
Other liabilities	1,196

Total liabilities	5,380,646

Net assets	$520,898,697

Analysis of net assets:
Paid-in-capital	$466,448,864
Total distributable earnings (deficits)A	54,449,833

Net assets	$520,898,697

Shares outstanding at no par value (unlimited shares authorized)	47,350,789
Net assets	$520,898,697
Net asset value, offering and redemption price per share	$11.00

† Cost of investments in unaffiliated securities	$461,923,159
‡ Cost of investments in affiliated securities	$21,256,634
§ Fair value of securities on loan	$8,012,568
^ Cost of foreign currency	$50,104

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

American Beacon Diversified FundSM

Statement of Operations

For the period ended April 30, 2022 (Unaudited)

Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$3,286,547
Dividend income from affiliated securities (Note 2)	2,358
Interest income (net of foreign taxes)†	2,822,203
Income derived from securities lending (Note 9)	20,540
Other income	18

Total investment income	6,131,666

Expenses:
Management and sub-advisory fees (Note 2)	932,753
Transfer agent fees	8,665
Custody and fund accounting fees	72,567
Professional fees	73,969
Registration fees and expenses	57
Prospectus and shareholder report expenses	9,796
Trustee fees (Note 2)	7,058
Loan expense (Note 10)	579
Other expenses	12,474

Total expenses	1,117,918

Net investment income	5,013,748

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesA	17,131,989
Foreign currency transactions	(32,852)
Futures contracts	(182,858)
Change in net unrealized (depreciation) of:
Investments in unaffiliated securitiesB	(75,599,559)
Foreign currency transactions	(22,858)
Futures contracts	(615,240)

Net (loss) from investments	(59,321,378)

Net (decrease) in net assets resulting from operations	$(54,307,630)

† Foreign taxes	$147,495

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.

B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

American Beacon Diversified FundSM

Statement of Changes in Net Assets

	Six Months Ended April 30, 2022	Year Ended October 31, 2021
	(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$5,013,748	$7,012,949
Net realized gain from investments in unaffiliated securities, commission recapture, foreign currency transactions, forward foreign currency contracts and futures contracts	16,916,279	41,953,964
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities, foreign currency transactions, and futures contracts	(76,237,657)	93,770,265

Net increase (decrease) in net assets resulting from operations	(54,307,630)	142,737,178

Distributions to shareholders:
Total retained earnings	(48,775,054)	(18,943,218)

Net distributions to shareholders	(48,775,054)	(18,943,218)

Capital share transactions (Note 11):
Proceeds from sales of shares	6,158,046	4,461,632
Reinvestment of dividends and distributions	48,775,053	18,943,218
Cost of shares redeemed	(20,819,793)	(44,017,184)

Net increase (decrease) in net assets from capital share transactions	34,113,306	(20,612,334)

Net increase (decrease) in net assets	(68,969,378)	103,181,626

Net assets:
Beginning of period	589,868,075	486,686,449

End of period	$520,898,697	$589,868,075

See accompanying notes

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Institutional Funds Trust (the “Trust”) is organized as a Delaware statutory trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of April 30, 2022, the Trust consists of one active series presented in this filing: American Beacon Diversified Fund (the “Fund”). The Fund is not registered under the Securities Act of 1933 and is not available for sale to the public.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-04, which provides optional expedients and exceptions for contracts, hedging relationships and other transactions affected by the transitioning away from the London Interbank Offered Rate (“LIBOR”) and other reference rates that are expected to be discontinued. The amendments in this ASU are effective for all entities as of March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2020, the U.S. Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 will impose limits on the amount of derivatives the fund could enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. While the new rule became effective February 19, 2021, funds will not be required to fully comply with the new rule until August 19, 2022. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. When fully implemented, the new rule may require changes in how the fund will use derivatives, may adversely affect the fund’s performance and may increase costs related to the fund’s use of derivatives.

On December 3, 2020, the SEC adopted new rule 2a-5 (Valuation Rule) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to the fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Fund.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Fund in preparation of the financial statements. The Fund is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Tax reclaim accruals are automatically generated on accounting and custody systems at the time of the income event based on the tax databases maintained by the Fund’s custodian. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined based on specific lot identification. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations.

Central Securities Depositories Regulation (“CSDR”)

Effective February 1, 2022, the CSDR introduced new measures for the authorization and supervision of European Union Central Security Depositories and sets out to create a common set of prudential, organizational, and conduct of business standards at a European level. CSDR is designed to support securities settlement and operational aspects of securities settlement, including the provision of shorter settlement periods; mandatory buy-ins; and cash penalties, to prevent and address settlement fails. CSDR measures are aimed to prevent settlement fails by ensuring that all transaction details are provided to facilitate settlement, as well as further incentivizing timely settlement by imposing cash penalty fines and buy-ins. The Fund may be subject to pay cash penalties and may also receive cash penalties with certain counterparties in instances where there are settlement fails. At this time, management believes the adoption of CSDR will not have a material impact to the financial statements.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses, and purchases and sales of investments are translated into U.S. dollars at the rate of the exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses on the Fund’s Statement of Operations.

Distributions to Shareholders

The Fund distributes most or all of its net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains and net gains from foreign currency transactions on an annual basis. The Fund does not have a fixed dividend rate and does not guarantee that it will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Fund may designate earnings and profits distributed to shareholders on the redemption of shares.

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

Commission Recapture

The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If the Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gain (loss) in the Fund’s Statement of Operations, if applicable.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Fund and the Manager are parties to a Management Agreement that obligates the Manager to provide the Fund with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized fee of 0.10% based on a percentage of the Fund’s average daily net assets that is calculated and accrued daily.

The Trust, on behalf of the Fund, and the Manager have entered into Investment Advisory Agreements with Aristotle Capital Management LLC; Barrow, Hanley, Mewhinney & Strauss, LLC; Brandywine Global Investment Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management, LLC; and WCM Investment Management, LLC (“Sub-Advisors”) pursuant to which the Fund has agreed to pay annualized sub-advisory fees that are calculated and accrued daily based on the Fund’s average daily net assets.

The Management and Sub-Advisory Fees paid by the Fund for the period ended April 30, 2022 were as follows:

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.10%	$283,391
Sub-Advisor Fees	0.23%	649,362

Total	0.33%	$932,753

As compensation for services provided by the Manager in connection with securities lending activities conducted by the Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee of 10% of the net monthly interest income (the gross interest income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers, a fee of 10% of such loan fees. Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. These fees are included in “Income derived from securities lending” and “Management and sub-advisory fees” on the Statement of Operations. During the period ended April 30, 2022, the Manager received securities lending fees of $1,865 for the securities lending activities of the Fund.

Investments in Affiliated Funds

The Fund may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Fund in connection with securities lending may also be invested in the USG Select Fund. The Fund listed below held the following shares with a April 30, 2022 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	April 30, 2022 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	April 30, 2022 Fair Value
U.S. Government Money Market Select	Direct	Diversified	$18,269,222	$-	$-	$2,358	$18,269,222
U.S. Government Money Market Select	Securities Lending	Diversified	2,987,412	-	-	N/A	2,987,412

The Fund and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended April 30, 2022, the Manager earned fees on the Fund’s direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral Investments in USG Select Fund	Total
Diversified	$6,957	$964	$7,921

Interfund Credit Facility

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for the fund.

When the fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended April 30, 2022, the Fund did not utilize the credit facility.

Concentration of Ownership

From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

ownership of more than 5% of the Fund’s outstanding shares could have a material impact on the Fund. As of April 30, 2022, based on management’s evaluation of the shareholder account base, 3 accounts have been identified as representing an unaffiliated significant ownership of approximately 90% of the Fund’s outstanding shares.

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $120,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For her service as Board Chair, Ms. Cline receives an additional annual retainer of $50,000. Although she attends several committee meetings at each quarterly Board meeting, she receives only a single $2,500 fee each quarter for her attendance at those meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000. Effective January 1, 2022, the annual retainer increased to $130,000.

3.  Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities.

These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund’s fair valuation procedures.

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates,

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

4.  Securities and Other Investments

Agency Mortgage-Backed Securities

Certain mortgage-backed securities (“MBS”) may be issued or guaranteed by the U.S. government or a government sponsored entity, such as the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

American Depositary Receipts, Global Depositary Receipts, and Non-Voting Depositary Receipts

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. Global Depositary Receipts (“GDRs”) are in bearer form and traded in both the U.S. and European securities markets. Non-Voting Depositary Receipts (“NVDRs”) represent financial interests in an issuer but the holder is not entitled to any voting rights. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Asset-Backed Securities

ABS are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). Typically, loans or accounts receivable paper are transferred from the originator to a specially created trust, which repackages the trust’s interests as securities with a minimum denomination and a specific term. The securities are then privately placed or publicly offered. Examples include certificates for automobile receivables and so-called plastic bonds, backed by credit card receivables. The Fund is permitted to invest in ABS, subject to the Fund’s rating and quality requirements.

The value of an ABS is affected by, among other things, changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Payments of principal and interest passed through to holders of ABS are frequently supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a portion of the ABS’s par value. Value is also affected if any credit enhancement has been exhausted.

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Fixed-Income Investments

The Fund may hold debt, including government and corporate debt, and other fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. For example, while securities with longer maturities tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are, therefore, more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. In addition, there is prepayment risk, which is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as MBS and ABS, may be prepaid by their issuers thereby reducing the amount of interest payments. This may result in the Fund having to reinvest its proceeds in lower yielding securities. Securities underlying MBS and ABS, which may include subprime mortgages, also may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

Foreign Debt Securities

The Fund may invest in foreign fixed and floating rate income securities (including emerging market securities) all or a portion of which may be non-U.S. dollar denominated and which include: (a) debt obligations issued or guaranteed by foreign national, provincial, state, municipal or other governments with taxing authority or by their agencies or instrumentalities, including Brady Bonds; (b) debt obligations of supranational entities; (c) debt obligations of the U.S. Government issued in non-dollar securities; (d) debt obligations and other fixed-income securities of foreign corporate issuers (both dollar and non-dollar denominated); and (e) U.S. corporate issuers (both Eurodollar and non-dollar denominated). There is no minimum rating criteria for the Fund’s investments in such securities. Investing in the securities of foreign issuers involves special considerations that are not typically associated with investing in the securities of U.S. issuers. In addition, emerging markets are markets that have risks that are different and higher than those in more developed markets.

Foreign Securities

The Fund may invest in U.S. dollar-denominated and non-U.S. dollar denominated equity and debt securities of foreign issuers and foreign branches of U.S. banks, including negotiable certificates of deposit (“CDs”), bankers’ acceptances, and commercial paper. Foreign issuers are issuers organized and doing business principally outside the United States and include corporations, banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities may be intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, different governmental supervision and

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Fund’s rights as an investor.

Illiquid and Restricted Securities

Generally, an illiquid asset is an asset that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to Rule 22e-4 under the Act or as otherwise permitted or required by SEC rules and interpretations. Historically, illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. These securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. A large institutional market exists for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

Limitations on resale may have an adverse effect on the marketability of portfolio securities, and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. In addition, the Fund may get only limited information about an issuer, so it may be less able to predict a loss. The Fund also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC adopted Rule 144A under the Securities Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Fund qualify under Rule 144A and an institutional market develops for those securities, the Fund likely will be able to dispose of the securities without registering them under the Securities Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Fund’s illiquidity. The Manager or the Sub-Advisor, as applicable, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as the Fund, to purchase such unregistered securities if certain conditions are met.

Securities sold in private placement offerings made in reliance on the “private placement” exemption from registration afforded by Section 4(a)(2) of the Securities Act and resold to qualified institutional buyers under Rule 144A under the Securities Act (“Section 4(a)(2) securities”) are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as the Fund, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(a)(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(a)(2) securities, thus providing liquidity.

Restricted securities outstanding during the period ended April 30, 2022 are disclosed in the Notes to the Schedule of Investments.

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

Mortgage-Backed Securities

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the Fund’s portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed-income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in mortgage or other ABS. These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of the Fund’s MBS may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, the Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Other Investment Company Securities and Other Exchange-Traded Products

The Fund at times may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Fund may invest in securities of an investment company advised by the Manager or the Sub-Advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses, if applicable, are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Preferred Stock

Preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

participation in the issuer’s growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is typically set at a fixed annual rate, in some circumstances it can be variable, changed or omitted by the issuer. Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as credit risk, interest rate risk, potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Privately Issued Mortgage-Backed Securities

Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments in such pools. However, timely payment of interest and principal of these pools is often partially supported by various enhancements such as over-collateralization and senior/subordination structures and by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers or the mortgage poolers. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Publicly Traded Partnerships/Master Limited Partnerships (“MLPs”)

The Fund may invest in publicly traded partnerships such as MLPs. MLPs issue units that are registered with the SEC and are freely tradable on a securities exchange or in the OTC market. An MLP may have one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. The general partner or partners are jointly and severally responsible for the liabilities of the MLP. (An MLP also may be an entity similar to a limited partnership, such as an LLC, which has one or more managers or managing members and non-managing members (who are like limited partners)). The Fund invests in an MLP as a limited partner and normally would not be liable for the debts of an MLP beyond the amount the Fund has invested therein, but it would not be shielded to the same extent that a shareholder of a corporation would be. In certain instances, creditors of an MLP would have the right to seek a return of capital that had been distributed to a limited partner. The right of an MLP’s creditors would continue even after the Fund had sold its investment in the partnership. MLPs typically invest in real estate and oil and gas equipment leasing assets, but they also finance entertainment, research and development, and other projects.

Real Estate Investment Trusts (“REITs”)

REITs are pooled investment vehicles that own, and often operate, income producing real estate (known as “equity REITs”) or invest in mortgages secured by loans on such real estate (known as “mortgage REITs”) or both (known as “hybrid REITs”). REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increase in property taxes, operating expenses, rising interest rates or overbuilding, zoning changes, and losses from casualty or condemnation. REITs typically are subject to management fees and other expenses that are separate from those of the Fund.

U.S. Government Agency Securities

U.S. Government agency securities are issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. U.S. Government securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to certain U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. U.S. Government securities include U.S. Treasury bills, notes and bonds, Federal Home Loan Bank (“FHLB”) obligations, Federal Farm Credit Bank (“FFCB”) obligations, U.S. Government agency obligations and repurchase agreements secured thereby. U.S. Government agency securities are subject to credit risk and interest rate risk.

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

U.S. Treasury Obligations

U.S. Treasury obligations include bills (initial maturities of one year or less), notes (initial maturities between two and ten years), and bonds (initial maturities over ten years) issued by the U.S. Treasury, Separately Traded Registered Interest and Principal component parts of such obligations (known as “STRIPS”) and inflation-indexed securities. The prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates. U.S. Treasury obligations are subject to credit risk and interest rate risk.

Variable or Floating Rate Obligations

The coupon on certain fixed-income securities in which the Fund may invest is not fixed and may fluctuate based upon changes in market rates. The coupon on a floating rate security is generally based on an interest rate such as a money market index, LIBOR or a Treasury bill rate. A variable rate obligation has an interest rate which is adjusted at predesignated periods in response to changes in the market rate of interest on which the interest rate is based. Variable and floating rate obligations are less effective than fixed rate obligations at locking in a particular yield. Nevertheless, such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons.

As short-term interest rates decline, the coupons on floating rate securities typically decrease. Alternatively, during periods of increasing interest rates, changes in the coupons of floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of floating rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Floating rate securities will not generally increase in value if interest rates decline.

5.  Financial Derivative Instruments

The Fund may utilize derivative instruments to enhance return, hedge risk, gain efficient exposure to an asset class or to manage liquidity. When considering the Fund’s use of derivatives, it is important to note that the Fund does not use derivatives for the purpose of creating financial leverage.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of the Fund’s securities denominated in foreign currencies. Forward foreign currency contracts are valued at the forward exchange rate prevailing on the day of valuation. The Fund may also use currency contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Fund bears the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Fund also bears the credit risk if the counterparty fails to perform under the contract.

During the period ended April 30, 2022, the Fund did not have any significant outstanding forward foreign currency contracts.

Futures Contracts

A futures contract is a contract to purchase or sell a particular security, or the cash value of an asset, such as securities, indices, or currencies, at a specified future date at a price agreed upon when the contract is made. Under many such contracts, no delivery of the actual underlying asset is required. Rather, upon the expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the asset (e.g., a security or an index) at expiration, net of the initial and variation

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

margin that was previously paid. An equity index futures contract is based on the value of an underlying index. The Fund may, from time to time, use futures positions to equitize cash and expose its portfolio to changes in securities prices or index prices. This can magnify gains and losses in the Fund. The Fund also may have to sell assets at inopportune times to satisfy its settlement or collateral obligations. The risks associated with the use of futures contracts also include that there may be an imperfect correlation between the changes in market value of the prices of futures contracts and the assets underlying such contracts and that there may not be a liquid secondary market for a futures contract.

During the period ended April 30, 2022, the Fund entered into futures contracts primarily for exposing cash to markets.

The Fund’s average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of futures contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at each quarter end.

Average Futures Contracts Outstanding
Fund	Period Ended April 30, 2022
Diversified	66

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure(1):

Fair values of financial instruments on the Statement of Assets and Liabilities as of April 30, 2022:

	Derivatives not accounted for as hedging instruments

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Payable for variation margin from open futures contracts(2)	$-	$-	$-	$-	$409,735	$409,735

The effect of financial derivative instruments on the Statement of Operations as of April 30, 2022:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$(182,858)	$(182,858)

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$(615,240)	$(615,240)

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Master Agreements

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery or sale-buyback financing transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

Offsetting Assets and Liabilities

The Fund is a party to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Fund employs multiple counterparties and has elected not to offset qualifying financial and derivative instruments on the Statement of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, April 30, 2022.

Offsetting of Financial and Derivative Assets as of April 30, 2022:
	Assets	Liabilities
Futures Contracts(1)	$-	$(409,735)

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$-	$(409,735)

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$-	$409,735

	Remaining Contractual Maturity of the Agreements As of April 30, 2022
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$2,987,412	$-	$-	$-	$2,987,412

Total Borrowings	$2,987,412	$-	$-	$-	$2,987,412

Gross amount of recognized liabilities for securities lending transactions					$2,987,412

(1) Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

6.  Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Asset-Backed and Mortgage Related Securities Risk

Investments in asset-backed and mortgage related securities are subject to market risks for fixed-income securities which include, but are not limited to, interest rate risk, prepayment risk and extension risk. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain MBS and ABS securities. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Because prepayments increase when interest rates fall, the prices of MBS and ABS do not increase as much as other fixed income securities when interest rates fall. When interest rates rise, borrowers are less likely to prepay their mortgage and other loans. A decreased rate of prepayments lengthens the expected maturity of MBS and ABS. Therefore, the prices of MBS and ABS may decrease more than prices of other fixed-income securities when interest rates rise. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates. Rising interest rates also may increase the risk of default by borrowers. As a result, in a period of rising interest rates, the Fund that holds these types of securities, may experience additional volatility and losses. A decline in the credit quality of and defaults by the issuers of asset-backed and mortgage related securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Fund. In addition,

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

certain asset-backed and mortgage related securities may include securities backed by pools of loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages.

Counterparty Risk

The Fund is subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Fund. As a result, the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.

Credit Risk

The Fund is subject to the risk that the issuer or guarantor of an obligation, or the counterparty to a transaction, including a derivatives contract or a loan, will fail to make timely payment of interest or principal or otherwise honor its obligations or default completely. The strategies utilized by the sub-advisors require accurate and detailed credit analysis of issuers and there can be no assurance that its analysis will be accurate or complete. The Fund may be subject to substantial losses in the event of credit deterioration or bankruptcy of one or more issuers in its portfolio.

Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, inadequacy of collateral or credit enhancement for a debt instrument may affect its credit risk. Credit risk may change over the life of an instrument and debt obligations which are rated by rating agencies may be subject to downgrade. The credit ratings of debt instruments and investments represent the rating agencies’ opinions regarding their credit quality and are not a guarantee of future credit performance of such securities. Rating agencies attempt to evaluate the safety of the timely payment of principal and interest (or dividends) and do not evaluate the risks of fluctuations in market value. The ratings assigned to securities by rating agencies do not purport to fully reflect the true risks of an investment. Further, in recent years many highly-rated structured securities have been subject to substantial losses as the economic assumptions on which their ratings were based proved to be materially inaccurate. A decline in the credit rating of an individual security held by the Fund may have an adverse impact on its price and may make it difficult for the Fund to sell it. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. Credit risk is typically greater for securities with ratings that are below investment grade (commonly referred to as “junk bonds”). Since the Fund can invest significantly in high yield investments that are considered speculative in nature, this risk may be substantial. Changes in the actual or perceived creditworthiness of an issuer, or a downgrade or default affecting any of the Fund’s securities, could affect the Fund’s performance.

Currency Risk

The Fund may have exposure to foreign currencies by making direct investments in non-U.S. currencies or in securities denominated in non-U.S. currencies, or by purchasing or selling foreign currency futures contracts and forward currency exchange contracts in non-U.S. currencies. Foreign currencies may decline in value relative to the U.S. dollar, or, in the case of hedging positions, the U.S. dollar may decline in value relative to the currency being hedged, and thereby affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund. Currency futures, forwards, options or swaps may not always work as intended, and in specific cases, the Fund may be worse off than if it had not used such instrument(s). There may not always be suitable hedging instruments available. Even where suitable hedging instruments are available, the Fund may choose to not hedge its currency risks.

Derivatives Risk

Derivatives may involve significant risk. The use of derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities or other instruments underlying those derivatives, including the high degree of leverage often embedded in such instruments, and potential material and prolonged deviations between the theoretical value and realizable value of a derivative. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Derivatives may be illiquid and may be more volatile than other types of investments. The Fund may buy or sell derivatives not traded on an exchange and which may be subject to heightened liquidity and valuation risk. Derivative investments can increase portfolio turnover and transaction costs. Derivatives also are subject to counterparty risk and credit risk. As a result, the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.

Equity Investments Risk

Equity securities are subject to market risk. The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Fund to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency exchange rate fluctuations, political and financial instability in the home country of a particular depositary receipt, less liquidity and more volatility, less government regulation and supervision and delays in transaction settlement.

Foreign Investing and Emerging Markets Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets.

To the extent the Fund invests a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region. In addition, the economies and political environments of emerging market countries tend to be more unstable than those of developed countries, resulting in more volatile rates of return than the developed markets and substantially greater risk to investors. There may be very limited oversight of certain foreign banks or securities depositories that hold foreign securities

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

and currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt. When investing in emerging markets, the risks of investing in foreign securities are heightened. Emerging markets have unique risks that are greater than, or in addition to, investing in developed markets because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities, resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures. In addition, there may be less information available to make investment decisions and more volatile rates of return.

Forward Foreign Currency Contracts Risk

Forward foreign currency contracts, including non-deliverable forwards, are derivative instruments pursuant to a contract with a counterparty to pay a fixed price for an agreed amount of securities or other underlying assets at an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract. The use of forward foreign currency contracts may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities or currencies underlying the forward foreign currency contract.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There can be no assurance that any strategy used will succeed. There also can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that the Fund has previously bought or sold and this may result in the inability to close a futures contract when desired. Futures contracts may experience potentially dramatic price changes, which will increase the volatility of the Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

Illiquid and Restricted Securities Risk

Securities not registered in the U.S. under the Securities Act, including Rule 144A securities, are restricted as to their resale. Such securities may not be listed on an exchange and may have no active trading market. They may be more difficult to purchase or sell at an advantageous time or price because such securities may not be readily marketable in broad public markets. The Fund may not be able to sell a restricted security when the sub-advisor considers it desirable to do so and/or may have to sell the security at a lower price than the Fund believes is its fair market value. In addition, transaction costs may be higher for restricted securities and the Fund may receive only limited information regarding the issuer of a restricted security. The Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delays in effecting the registration.

Interest Rate Risk

Generally, the value of investments with interest rate risk, such as fixed-income securities or derivatives, will move in the opposite direction to movements in interest rates. The prices of fixed-income securities or derivatives are also affected by their durations. Fixed-income securities or derivatives with longer durations generally have greater sensitivity to changes in interest rates. For example, if a bond has a duration of eight years, a 1% increase in interest rates could be expected to result in an 8% decrease in the value of the bond. An increase in interest rates can impact markets broadly as well. Interest rates are currently at or near historic lows, and some

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

investments may have negative interest rates. To the extent the Fund holds an investment with a negative interest rate to maturity, the Fund may generate a negative return on that investment. Conversely, in the future, interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to the Fund.

LIBOR Risk

The Fund’s investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). These Reference Rates are generally intended to represent the rate at which contributing banks may obtain short-term borrowings from each other within certain financial markets. Arrangements are underway to phase out the use of LIBOR. These arrangements and any additional regulatory or market changes may have an adverse impact on the Fund or its investments, including increased volatility or illiquidity in markets for instruments that rely on LIBOR.

Regulators and market participants are working together to identify or develop successor Reference Rates. Additionally, it is expected that market participants will focus on the transition mechanisms by which the Reference Rates in existing contracts or instruments may be amended, whether through marketwide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise. Nonetheless, there remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund and the financial markets generally, and the termination of certain Reference Rates presents risks to a Fund. Financial industry groups have begun planning for a transition to the use of a different Reference Rate or benchmark rate, but there are obstacles to converting certain securities and transactions to a new Reference Rate or benchmark rate. The transition process, or the failure of an industry to transition, could lead to increased volatility and illiquidity in markets for instruments that currently rely on LIBOR to determine interest rates and a reduction in the values of some LIBOR-based investments, all of which would impact the Fund. While some LIBOR-based instruments may contemplate a scenario where LIBOR becomes unavailable by providing for an alternative rate-setting methodology, not all may have such provisions and there may be significant uncertainty regarding the effectiveness of any such methodologies. In addition, the alternative reference or benchmark rate may be an ineffective substitute, potentially resulting in prolonged adverse market conditions for a Fund. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates could have an adverse impact on the market for or value of any securities or payments linked to those Reference Rates and other financial obligations held by a Fund or on its overall financial condition or results of operations. Any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect a Fund’s performance and/or NAV. At this time, it is not possible to completely identify or predict the effect of any such changes, any establishment of alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the UK or elsewhere. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, any of the effects described above could occur prior to the official phasing out of LIBOR.

Liquidity Risk

When there is little or no active trading market for a specific type of security it can become more difficult to purchase or sell the securities at or near their perceived value. During such periods, certain investments held by the Fund may be difficult to sell or other investments may be difficult to purchase at favorable times or prices. As a result, the Fund may have to lower the price on certain securities that it is trying to sell, sell other securities instead or forgo an investment opportunity, any of which could have a negative effect on Fund management or performance. Redemptions by a few large investors in the Fund at such times may have a significant adverse effect on the Fund’s NAV per share and remaining Fund shareholders. In addition, the market-making capacity of dealers in certain types of securities has been reduced in recent years, in part as a result of structural and regulatory changes, such as fewer proprietary trading desks and increased regulatory capital requirements for broker-dealers. Further, many broker-dealers have reduced their inventory of certain debt securities. This could negatively affect the Fund’s ability to buy or sell debt securities and increase the related volatility and trading costs. The Fund may lose money if it is forced to sell certain investments at unfavorable prices to meet redemption requests or other cash needs.

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

Market Risk

The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods.

Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Mortgage-Backed and Mortgage Related Securities Risk

Investments in mortgage-backed and mortgage-related securities are influenced by the factors affecting the mortgages underlying the securities or the housing market. Investments in mortgage-backed and mortgage-related securities also are subject to market risks for fixed income securities, which include, but are not limited to, credit risk, interest rate risk, prepayment risk, extension risk, callable securities risk, and valuation risk. A decline in the credit quality of the issuers of mortgage-backed and mortgage-related securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Fund. These securities are also subject to the risk of default on the underlying mortgages, particularly during periods of market downturn, and an unexpectedly high rate of defaults on the underlying assets will adversely affect the security’s value.

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

Multiple Sub-Advisor Risk

The Manager may allocate the Fund’s assets among multiple sub-advisors, each of which is responsible for investing its allocated portion of the Fund’s assets. To a significant extent, the Fund’s performance will depend on the success of the Manager in allocating the Fund’s assets to sub-advisors and its selection and oversight of the sub-advisors. Because each sub-advisor manages its allocated portion of the Fund independently from another sub-advisor, the same security may be held in different portions of the Fund, or may be acquired for one portion of the Fund at a time when a sub-advisor to another portion deems it appropriate to dispose of the security from that other portion, resulting in higher expenses without accomplishing any net result in the Fund’s holdings. Similarly, under some market conditions, one sub-advisor may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another sub-advisor believes continued exposure to the equity or debt markets is appropriate for its allocated portion of the Fund. Because each sub-advisor directs the trading for its own portion of the Fund, and does not aggregate its transactions with those of the other sub-advisors, the Fund may incur higher brokerage costs than would be the case if a single sub-adviser were managing the entire Fund. In addition, while the Manager seeks to allocate the Fund’s assets among the Fund’s sub-advisors in a manner that it believes is consistent with achieving the Fund’s investment objective(s), the Manager may be subject to potential conflicts of interest in allocating the Fund’s assets among sub-advisors, due to factors that could impact the Manager’s revenues and profits.

Other Investment Companies Risk

The Fund may invest in shares of other registered investment companies, including money market funds that are advised by the Manager. To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses, including for example advisory and administrative fees, charged by those investment companies in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, the Fund’s investments in money market funds are subject to interest rate risk, credit risk, and market risk. The Fund must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. To the extent the Fund invests in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject.

Prepayment and Extension Risk

When interest rates fall, borrowers will generally repay the loans that underlie certain debt securities, especially mortgage-related and other types of ABS, more quickly than expected, causing the issuer of the security to repay the principal prior to the security’s expected maturity date. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall. If the Fund buys those securities at a premium, accelerated prepayments on those securities could cause the Fund to lose a portion of its principal investment. The impact of prepayments on the price of a security may be difficult to predict and may increase the security’s price volatility. Interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only the prices but can also change the income flows and repayment assumptions about those investments. Variable and floating rate securities may be less sensitive to prepayment risk. Extension risk is the risk that a decrease in prepayments may, as a result of higher interest rates or other factors, result in the extension of a security’s effective maturity, heighten interest rate risk and increase the potential for a decline in its price.

Recent Market Events Risk

An outbreak of infectious respiratory illness caused by a novel coronavirus, known as COVID-19, was first detected in China in December 2019 and has subsequently spread globally. Transmission of COVID-19 and efforts to

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

contain its spread have resulted, and may continue to result, in significant disruptions to business operations, widespread business closures and layoffs, travel restrictions, closed international, national and local borders, prolonged quarantines and stay-at-home orders, disruption of and delays in healthcare service preparation and delivery, service and event cancellations, and lower consumer demand, as well as general concern and uncertainty that has negatively affected the global economy. The impact of the pandemic has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including their liquidity, in ways that cannot necessarily be foreseen at the present time. The pandemic has accelerated trends toward working remotely and shopping on-line, which may negatively affect the value of office and commercial real estate and companies that have been slow to transition to an on-line business model and has disrupted the supply chains that many businesses depend on. The travel, hospitality and public transit industries may suffer long-term negative effects from the pandemic and resulting changes to public behavior. Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in the Fund may be increased.

The Federal Reserve has spent hundreds of billions of dollars to keep credit flowing through the economy. However, the Federal Reserve recently began to reduce its interventions as the economy improved and inflation accelerated. Concerns about the markets’ dependence on the Federal Reserve’s provision of liquidity have grown as a result. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty, and there may be a further increase in public debt due to the economic effects of the COVID-19 pandemic and ensuing economic relief and public health measures. Governments’ efforts to limit potential negative economic effects of the pandemic may be altered, delayed, or eliminated at inopportune times for political, policy or other reasons.

Interest rates have been unusually low in recent years in the U.S. and abroad, and central banks reduced rates further in an effort to combat the economic effects of the COVID-19 pandemic. Because there is little precedent for this situation, it is difficult to predict the impact on various markets of a significant rate increase or other significant policy changes. The U.S. Federal Reserve has started to raise interest rates beginning in 2022, in part to address an increase in the annual inflation rate in the U.S. Over the longer term, rising interest rates may present a greater risk than has historically been the case due to the current period of relatively low rates and the effect of government fiscal and monetary policy initiatives and potential market reaction to those initiatives or their alteration or cessation.

Slowing global economic growth, risks associated with the United Kingdom’s departure from the European Union on December 31, 2020, commonly referred to as “Brexit,” and a trade agreement between the United Kingdom and the European Union, the risks associated with ongoing trade negotiations with China, the possibility of changes to some international trade agreements, tensions or open conflict between nations, such as between Russia and Ukraine, or political or economic dysfunction within some nations that are major producers of oil could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Redemption Risk

The Fund may experience periods of high levels of redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. The sale of assets to meet redemption requests may create net capital gains, which could cause the Fund to have to distribute substantial capital gains. Redemption risk is

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

heightened during periods of declining or illiquid markets. During periods of heavy redemptions, the Fund may borrow funds through the interfund credit facility or from a bank line of credit, which may increase costs. A rise in interest rates or other market developments may cause investors to move out of fixed-income securities on a large scale. Heavy redemptions could hurt the Fund’s performance.

Securities Lending Risk

The Fund may lend its portfolio securities to brokers, dealers and financial institutions in order to obtain additional income. Borrowers of the Fund’s securities provide collateral either in the form of cash, which the Fund reinvests in securities or in the form of non-cash collateral consisting of securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities. The Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. The Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to cover its payment to the borrower of a pre-negotiated fee or “rebate” for the use of that cash collateral in connection with the loan. The Fund could also lose money due to a decline in the value of non-cash collateral. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions or could result in increased costs. Moreover, if the borrower becomes subject to insolvency or similar proceedings, the Fund could incur delays in its ability to enforce its rights in its collateral. There also is a risk that a borrower may default on its obligation to return loaned securities at a time when the value of the Fund’s collateral is inadequate. Although the Fund’s securities lending agent may indemnify the Fund against that risk, it is also possible that the securities lending agent will be unable to satisfy its indemnification obligations. In any case in which the loaned securities are not returned to the Fund before an ex-dividend date, whether or not due to a default by the borrower, the payment in lieu of the dividend that the Fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income.”

U.S. Government Securities and Government-Sponsored Enterprises Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Additionally, circumstances could arise that would prevent the payment of interest or principal. This could result in losses to the Fund. Investments in government-sponsored enterprises are debt obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association (‘‘Ginnie Mae’’); (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal Home Loan Bank and the Federal Farm Credit Banks; (iii) supported by the discretionary authority of the U.S. Government to purchase the agency obligations, such as those of Fannie Mae and Freddie Mac or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, to the extent the Fund held securities of such issuers, it might not be able to recover its investment from the U.S. Government. U.S. government securities and securities of government-sponsored entities are also subject to credit risk, interest rate risk and market risk. The rising U.S. national debt may lead to adverse impacts on the value of U.S. government securities due to potentially higher costs for the U.S. government to obtain new financing.

Valuation Risk

This is the risk that the Fund has valued a security at a price different from the price at which it can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid and for securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market conditions make it difficult to value certain investments, the Fund may value these

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

investments using more subjective methods, such as fair-value methodologies. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received if the Fund had not fair-valued the securities or had used a different valuation methodology. The value of foreign securities, certain fixed-income securities and currencies, as applicable, may be materially affected by events after the close of the markets on which they are traded, but before the Fund determines its NAV. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third-party service providers, such as pricing services or accounting agents.

Variable and Floating Rate Securities Risk

The coupons on certain fixed-income securities in which the Fund may invest are not fixed and may fluctuate based upon changes in market rates. The coupon on a floating rate security is generally based on an interest rate such as a money-market index, SOFR, LIBOR or a Treasury bill rate. Such securities are subject to interest rate risk and may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons. As short-term interest rates decline, the coupons on variable and floating rate securities typically decrease. Alternatively, during periods of rising interest rates, changes in the coupons of variable and floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of variable and floating rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Conversely, variable and floating rate securities will not generally increase in value if interest rates decline. Variable and floating rate securities are less effective at locking in a particular yield and are subject to credit risk. Certain types of floating rate instruments may also be subject to greater liquidity risk than other debt securities.

7.  Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended October 30, 2021 remain subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of April 30, 2022, the tax cost for the Fund and its respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Diversified	$486,026,336	$66,984,825	$(31,771,334)	$35,213,491

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Fund in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain its character as short-term and/or long-term losses.

As of October 31, 2021, the Fund did not have any capital loss carryforwards.

8.  Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended April 30, 2022 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Purchases of U.S. Government Securities	Sales (non-U.S. Government Securities)	Sales of U.S. Government Securities
Diversified	$78,522,027	$7,799,050	$(98,746,215)	$(5,336,550)

A summary of the Fund’s transactions in the USG Select Fund for the period ended April 30, 2022 were as follows:

Fund	Type of Transaction	October 31, 2021 Shares/Fair Value	Purchases	Sales	April 30, 2022 Shares/Fair Value
Diversified	Direct	$14,664,182	$82,662,298	$79,057,258	$18,269,222
Diversified	Securities Lending	1,884,242	18,847,341	17,744,171	2,987,412

9.  Securities Lending

The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments and the collateral is shown on the Statement of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of April 30, 2022, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Fair Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Diversified	$8,012,568	$2,987,412	$5,410,899	$8,398,311

Cash collateral is listed on the Fund’s Schedule of Investments and is shown on the Statement of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statement of Operations.

Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments or Statement of Assets and Liabilities.

10.  Borrowing Arrangements

Effective November 11, 2021 (the “Effective Date”), the Fund, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 10, 2022, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Committed Line was $150 million with an expiration date November 10, 2021.

On the Effective Date, the Fund, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a rate equal to the higher of (a) OBFR daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed on each outstanding loan. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 10, 2022, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Uncommitted Line was $50 million with an expiration date of November 10, 2021.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Loan expense” on the Statement of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended April 30, 2022, the Fund did not utilize these facilities.

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

11.  Capital Share Transactions

The table below summarizes the activity in capital shares for the Fund:

	Period Ended April 30, 2022		Year Ended October 31, 2021
	(unaudited)
Diversified Fund	Shares	Amount	Shares	Amount
Shares sold	506,522	$6,158,046	347,842	$4,461,632
Reinvestment of dividends	4,044,366	48,775,053	1,650,106	18,943,218
Shares redeemed	(1,714,728)	(20,819,793)	(3,564,173)	(44,017,184)

Net increase (decrease) in shares outstanding	2,836,160	$34,113,306	(1,566,225)	$(20,612,334)

12.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

American Beacon Diversified FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Six Months Ended April 30,		Year Ended October 31,				March 24, 2017B to October 31,

	2022		2021	2020A	2019	2018	2017

	(unaudited)
Net asset value, beginning of period	$13.25		$10.56	$10.88	$10.49	$10.90	$10.00

Income from investment operations:
Net investment income	0.11		0.16	0.20	0.28	0.24	0.12
Net gains (losses) on investments (both realized and unrealized)	(1.25)		2.95	(0.08)	0.74	(0.40)	0.78

Total income (loss) from investment operations	(1.14)		3.11	0.12	1.02	(0.16)	0.90

Less distributions:
Dividends from net investment income	(0.17)		(0.19)	(0.28)	(0.25)	(0.16)	-
Distributions from net realized gains	(0.94)		(0.23)	(0.16)	(0.38)	(0.09)	-

Total distributions	(1.11)		(0.42)	(0.44)	(0.63)	(0.25)	-

Net asset value, end of period	$11.00		$13.25	$10.56	$10.88	$10.49	$10.90

Total returnC	(9.36	)%D	30.04%	1.04%	10.77%	(1.56)%	9.00	%D

Ratios and supplemental data:
Net assets, end of period	$520,898,697		$589,868,075	$486,686,449	$539,832,159	$562,834,660	$612,317,709
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.40	%E	0.39%	0.40%	0.37%	0.35%	0.53	%E
Expenses, net of reimbursements and/or recoupments	0.40	%E	0.39%	0.40%	0.37%	0.35%	0.53	%E
Net investment income, before expense reimbursements and/or recoupments	1.78	%E	1.23%	1.82%	2.50%	2.11%	1.86	%E
Net investment income, net of reimbursements and/or recoupments	1.78	%E	1.23%	1.82%	2.50%	2.11%	1.86	%E
Portfolio turnover rate	18	%D	41%	74%	76%	29%	34	%F

A	On March 9, 2020, Templeton Investment Counsel, LLC, was terminated and ceased managing assets of the Fund. On March 10, 2020, WCM Investment Management LLC began managing assets of the Fund.
B	Commencement of operations.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from March 24, 2017 through October 31, 2017 and is not annualized.

See accompanying notes

This page intentionally left blank.

Delivery of Documents

To obtain more information about the Fund:

By E-mail:
american_beacon.funds@ambeacon.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Institutional Funds Trust or American Beacon Diversified Fund P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-PORT as of the end of each fiscal quarter. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. The Forms N-PORT may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, which is available free of charge by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT DST Asset Manager Solutions, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas

This report is prepared for shareholders of the American Beacon Diversified Fund and may be distributed to others only if preceded or accompanied by a current Private Placement Memorandum.

American Beacon Institutional Funds Trust and American Beacon Diversified Fund are service marks of American Beacon Advisors, Inc.

SAR 04/22

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 DFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(2) Not Applicable.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Institutional Funds Trust

By /s/ Jeffrey K. Ringdahl

Jeffrey K. Ringdahl
President
American Beacon Institutional Funds Trust
Date: June 30, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Jeffrey K. Ringdahl	By	/s/ Sonia L. Bates

Jeffrey K. Ringdahl		Sonia L. Bates
President		Treasurer
American Beacon Institutional Funds Trust		American Beacon Institutional Funds Trust
Date: June 30, 2022		Date: June 30, 2022